PIMCO Funds

Supplement dated April 13, 2010 to the

Institutional Class, Class P, Administrative Class and Class D Prospectus for the

CommodityRealReturn Strategy Fund®, High Yield Fund, Low Duration Fund, Real Return Fund,

Short-Term Fund, Total Return Fund, Total Return Fund II and Total Return Fund III, dated

October 1, 2009 (as revised as of December 29, 2009)

Disclosure Related to All Funds

Effective immediately, the third sentence of the sixth paragraph on page 47 in the “Purchases, Redemptions and Exchanges – Minimum Account Size – Class D” section of the Prospectus is deleted in its entirety and replaced with the following:

An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

In addition, effective immediately, the second sentence of the seventh paragraph on page 47 in the “Purchases, Redemptions and Exchanges – Exchange Privilege” section of the Prospectus is deleted in its entirety and replaced with the following:

An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust.

Additionally, effective immediately, the following disclosure is added following the last paragraph in the “Fund Distributions” section on page 50 of the Prospectus:

A Class D shareholder may choose from the following distribution options:

•	Reinvest all distributions in additional Class D shares of the Fund at NAV. This will be done unless you elect another option.

•

Invest all distributions in Class D shares of any other fund of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust which offers Class D shares at NAV. A shareholder must have an account existing in the fund selected for investment with the identical registered name. This option must be elected when the account is set up.

•	Receive all distributions in cash (either paid directly or credited to the shareholder’s account with the financial service firm). This option must be elected when the account is set up.

The financial service firm may offer additional distribution reinvestment programs or options. Please contact the firm for details.

Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions. If a shareholder elects to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to the address of record, the Trust’s Transfer Agent will hold the returned checks for the shareholder’s benefit in a non-interest bearing account.

Investors Should Retain This Supplement For Future Reference

PI0000 SUPP 041310

PIMCO Funds

Supplement dated April 13, 2010 to the

Class A, Class B, Class C and Class R Prospectus for the CommodityRealReturn Strategy Fund®,

High Yield Fund, Low Duration Fund, Real Return Fund, Short-Term Fund and Total Return Fund,

dated October 1, 2009 (as revised as of February 26, 2010)

Disclosure Related to All Funds

Effective immediately, the ticker symbol for Class R shares of the PIMCO CommodityRealReturn Strategy Fund® on the cover page and page 2 of the Prospectus is deleted in its entirety and replaced with the following:

PCRSX

Additionally, effective immediately, the second sentence of the “Fees and Expenses of the Fund” section on page 2 of the Prospectus is deleted in its entirety and replaced with the following:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Funds and PIMCO Equity Series.

Additionally, effective immediately, the second sentence of each “Fees and Expenses of the Fund” section on page 6, page 9, page 12, page 16 and page 19 of the Prospectus is deleted in its entirety and replaced with the following:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Funds and PIMCO Equity Series.

Additionally, effective immediately, the second sentence of the first paragraph on page 31 in the “Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

These programs, which apply to purchases of one or more funds that are series of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Additionally, effective immediately, the first complete sentence on page 41 in the “Minimum Account Size” section of the Prospectus is deleted in its entirety and replaced with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Additionally, effective immediately, the first sentence of the first complete paragraph on page 41 in the “Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

You may exchange your Class A, Class B, Class C or Class R shares of any Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable fund’s prospectus.

Additionally, effective immediately, the first sentence of the second bullet point in the “Fund Distributions” section on page 44 of the Prospectus is deleted in its entirety and replaced with the following:

Invest all distributions in shares of the same class of any other fund of the Trust, PIMCO Equity Series, Allianz Funds, or Allianz Multi-Strategy Funds which offers that class at NAV.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 13, 2010 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

dated October 1, 2009

Disclosure Related to All Funds

Effective immediately, the third sentence of the sixth paragraph on page 117 in the “Minimum Account Size – Class D” section of the Prospectus is deleted in its entirety and replaced with the following:

An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

In addition, effective immediately, the third through fifth sentences of the seventh paragraph on page 117 in the “Exchange Privilege” section of the Prospectus are deleted in their entirety and replaced with the following:

An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust. Class M shares of a Fund may also be exchanged for Institutional Class shares of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust. Requests to exchange shares of the Government Money Market or Treasury Money Market Funds for shares of other funds of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust received after 4:00 p.m., Eastern time, will be effected at the next day’s NAV for those funds.

Additionally, effective immediately, the first sentence of the second bullet point in the “Fund Distributions” section on page 121 of the Prospectus is deleted in its entirety and replaced with the following:

Invest all distributions in Class D shares of any other fund of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust which offers Class D shares at NAV.

Investors Should Retain This Supplement For Future Reference

PI1525440 SUPP 041310

PIMCO Funds

Supplement Dated April 13, 2010 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus,

dated October 1, 2009 (as revised as of January 1, 2010)

Disclosure Related to All Funds

Effective immediately, the second sentence of the first paragraph on page 79 in the “Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

These programs, which apply to purchases of one or more funds that are series of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offer Class A shares (other than the Money Market Fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Additionally, effective immediately, the third sentence of the second paragraph on page 89 in the “Minimum Account Size” section of the Prospectus is deleted in its entirety and replaced with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Additionally, effective immediately, the first sentence of the third paragraph on page 89 in the “Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

You may exchange your Class A, Class B, Class C or Class R shares of any Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable fund’s prospectus.

Additionally, effective immediately, the fourth sentence of the third paragraph on page 89 in the “Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Requests to exchange shares of the Government Money Market or Treasury Money Market Funds for shares of other funds of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust received after 4:00 p.m., Eastern time, will be effected at the next day’s NAV for those funds.

Additionally, effective immediately, the first sentence of the second bullet point in the “Fund Distributions” section on page 92 of the Prospectus is deleted in its entirety and replaced with the following:

Invest all distributions in shares of the same class of any other fund of the Trust, PIMCO Equity Series, Allianz Funds, or Allianz Multi-Strategy Funds which offers that class at NAV.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 13, 2010 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,

dated October 1, 2009

Disclosure Related to the All Asset Fund, All Asset All Authority Fund,

Global Multi-Asset Fund and RealRetirement® Funds

Effective immediately, the second complete paragraph following the bullet points in the “Fixed Income Instruments” section on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

The All Asset and All Asset All Authority Funds may invest in any funds of the Trust except each other, the Global Multi-Asset Fund and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company.

In addition, effective immediately, the second and third sentence of the second to last paragraph on page 6 in the “Investments Made by the All Asset, All Asset All Authority, Global Multi-Asset and RealRetirement® Funds” section of the Prospectus are deleted in their entirety and replaced with the following:

The All Asset, All Asset All Authority, Global Multi-Asset and RealRetirement® Funds may invest in any funds of the Trust except the All Asset, All Asset All Authority, Global Multi-Asset and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company (collectively, the “Underlying PIMCO Funds”). Though it is anticipated that the All Asset Fund will not currently invest in the StocksPLUS® TR Short Strategy Fund, the Fund may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO.

In addition, effective immediately, the first sentence of the first paragraph in the Fund Summary for PIMCO All Asset Fund on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the Trust except the All Asset All Authority, Global Multi-Asset and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company.

Additionally, effective immediately, the third sentence of the second paragraph in the Fund Summary for PIMCO All Asset Fund on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration, StocksPLUS® Total Return and PIMCO EqS Pathfinder™ Funds normally will not exceed 50% of total assets.

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks of investing in the Underlying PIMCO Funds in the “Principal Risks” section in the Fund Summary for PIMCO All Asset Fund on page 8 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the first sentence of the first paragraph in the Fund Summary for PIMCO All Asset All Authority Fund on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the Trust except the All Asset, Global Multi-Asset and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company.

Additionally, effective immediately, the fifth sentence of the second paragraph in the Fund Summary for PIMCO All Asset All Authority Fund on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s combined investments in the EM Fundamental IndexPLUS™ TR Strategy, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and PIMCO EqS Pathfinder™ Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets.

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks of investing in the Underlying PIMCO Funds in the “Principal Risks” section in the Fund Summary for PIMCO All Asset All Authority Fund on page 12 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks in the “Principal Risks” section in the Fund Summary for PIMCO Global Multi-Asset Fund on page 28 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks in the “Principal Risks” section in the Fund Summary for PIMCO RealRetirement® Funds on page 49 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the following paragraphs are added after the last paragraph in the “Summary of Principal Risks” section on page 80 of the Prospectus:

Value Investing Risk

Value investing attempts to identify companies that a portfolio manager believes to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

Distressed Company Risk

An Underlying PIMCO Fund, that invests in securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominately speculative with respect to the issuers continuing ability to make principal and interest payments. Issuers of distressed company securities may also be involved in restructurings or bankruptcy proceedings that may not be successful. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying PIMCO Fund’s ability to sell these securities (liquidity risk). If the issuer of a debt security is in default with respect to interest or principal payments, the Underlying PIMCO Fund may lose its entire investment.

Arbitrage Risk

An Underlying PIMCO Fund, that invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to the Underlying PIMCO Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

Additionally, effective immediately, the following disclosure is added after the last line in the “Annual Underlying PIMCO Fund Expenses” table in the “Management of the Funds” section on page 85 of the Prospectus:

Underlying PIMCO Fund	Management Fees	Other Expenses	Total Fee
PIMCO EqS Pathfinder Fund™	1.05%	0.07%	1.12	%(7)(8)

(7)

PIMCO has contractually agreed, through October 31, 2011, to reduce its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Institutional Class shares, respectively. This Expense Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced or reimbursed in future periods.

(8)

PIMCO has contractually agreed, through October 31, 2011, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods.

Additionally, effective immediately, the following disclosure is added to the table on page 121 in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectus:

Category	Underlying PIMCO Fund	Main Investments	Duration	Credit Quality	Non-U.S. Dollar Denominated Securities
International Equity-Related	PIMCO EqS Pathfinder™	Equity securities of issuers that PIMCO believes are undervalued	N/A	N/A	No limitation

Disclosure Related to All Funds

Effective immediately, the last sentence in the “Minimum Account Size – Class D” section on page 98 of the Prospectus is deleted in its entirety and replaced with the following:

An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Additionally, effective immediately, the second sentence in the “Exchange Privilege” section on page 99 of the Prospectus is deleted in its entirety and replaced with the following:

An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust.

Additionally, effective immediately, the first sentence of the second bullet point in the “Fund Distributions” section on page 101 of the Prospectus is deleted in its entirety and replaced with the following:

Invest all distributions in Class D shares of any other fund of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust which offers Class D shares at NAV.

Additionally, effective immediately, the paragraph titled “High Yield Securities” in the “Characteristics and Risks of Securities and Investment Techniques” section on page 107 of the Prospectus is deleted in its entirety and replaced with the following:

High Yield Securities and Distressed Companies

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities or “junk bonds.” Issuers of these securities may be distressed and undergoing restructuring, bankruptcy or other proceedings in an attempt to avoid insolvency. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield and distressed company securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities and debt securities of distressed companies may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Investors Should Retain This Supplement For Future Reference

PI1525439 SUPP 041310

PIMCO Funds

Supplement Dated April 13, 2010 to the

Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus,

dated October 1, 2009 (as revised as of January 1, 2010)

Disclosure Related to the All Asset Fund, All Asset All Authority Fund,

Global Multi-Asset Fund and RealRetirement® Funds

Effective immediately, the second complete paragraph following the bullet points in the “Fixed Income Instruments” section on page 3 of the Prospectus is deleted in its entirety and replaced with the following:

The All Asset and All Asset All Authority Funds may invest in any funds of the Trust except each other, the Global Multi-Asset Fund and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company.

In addition, effective immediately, the second sentence of the second to last paragraph on page 4 in the “Investments Made by the All Asset, All Asset All Authority, Global Multi-Asset and RealRetirement® Funds” section of the Prospectus is deleted in its entirety and replaced with the following:

The All Asset, All Asset All Authority, Global Multi-Asset and RealRetirement® Funds may invest in any funds of the Trust except the All Asset, All Asset All Authority, Global Multi-Asset and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company (collectively, the “Underlying PIMCO Funds”). Though it is anticipated that the All Asset Fund will not currently invest in the StocksPLUS® TR Short Strategy Fund, the Fund may invest in this Underlying PIMCO Fund in the future, without shareholder approval, at the discretion of PIMCO.

In addition, effective immediately, the first sentence of the first paragraph in the Fund Summary for PIMCO All Asset Fund on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the Trust, except the All Asset All Authority, Global Multi-Asset and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company.

Additionally, effective immediately, the third sentence of the second paragraph in the Fund Summary for PIMCO All Asset Fund on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration, StocksPLUS® Total Return and PIMCO EqS Pathfinder™ Funds normally will not exceed 50% of total assets.

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks of investing in the Underlying PIMCO Funds in the “Principal Risks” section in the Fund Summary for PIMCO All Asset Fund on page 7 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the first sentence of the first paragraph in the Fund Summary for PIMCO All Asset All Authority Fund on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of other funds of the Trust except the All Asset, Global Multi-Asset and the RealRetirement® Funds, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company.

Additionally, effective immediately, the fifth sentence of the second paragraph in the Fund Summary for PIMCO All Asset All Authority Fund on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund’s combined investments in the EM Fundamental IndexPLUS™ TR Strategy, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and PIMCO EqS Pathfinder™ Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets.

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks of investing in the Underlying PIMCO Funds in the “Principal Risks” section in the Fund Summary for PIMCO All Asset All Authority Fund on page 11 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks in the “Principal Risks” section in the Fund Summary for PIMCO Global Multi-Asset Fund on page 21 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the following bullet points are added to the end of the list of principal risks in the “Principal Risks” section in the Fund Summary for PIMCO RealRetirement® Funds on page 32 of the Prospectus:

•	Value Investing Risk

•	Distressed Company Risk

•	Arbitrage Risk

Additionally, effective immediately, the following paragraphs are added after the last paragraph in the “Summary of Principal Risks” section on page 54 of the Prospectus:

Value Investing Risk

Value investing attempts to identify companies that a portfolio manager believes to be undervalued. Value stocks typically have prices that are low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A value investing style may perform better or worse than equity portfolios that focus on growth stocks or that have a broader investment style.

Distressed Company Risk

An Underlying PIMCO Fund, that invests in securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominately speculative with respect to the issuers continuing ability to make principal and interest payments. Issuers of distressed company securities may also be involved in restructurings or bankruptcy proceedings that may not be successful. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying PIMCO Fund’s ability to sell these securities (liquidity risk). If the issuer of a debt security is in default with respect to interest or principal payments, the Underlying PIMCO Fund may lose its entire investment.

Arbitrage Risk

An Underlying PIMCO Fund, that invests in securities purchased pursuant to an arbitrage strategy in order to take advantage of a perceived relationship between the value of two securities presents certain risks. Securities purchased or sold short pursuant to an arbitrage strategy may not perform as intended, which may result in a loss to the Underlying PIMCO Fund. Additionally, issuers of a security purchased pursuant to an arbitrage strategy are often engaged in significant corporate events, such as restructurings, acquisitions, mergers, takeovers, tender offers or exchanges, or liquidations. Such corporate events may not be completed as initially planned or may fail.

Additionally, effective immediately, the following disclosure is added after the last line in the “Annual Underlying PIMCO Fund Expenses” table in the “Management of the Funds” section on page 57 of the Prospectus:

Underlying PIMCO Fund	Management Fees	Other Expenses	Total Fee
PIMCO EqS Pathfinder Fund™	1.05%	0.07%	1.12	%(7)(8)

(7)

PIMCO has contractually agreed, through October 31, 2011, to reduce its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Institutional Class shares, respectively. This Expense Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced or reimbursed in future periods.

(8)	PIMCO has contractually agreed, through October 31, 2011, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods.

Additionally, effective immediately, the following disclosure is added to the table on page 93 in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectus:

Category	Underlying PIMCO Fund	Main Investments	Duration	Credit Quality	Non-U.S. Dollar Denominated Securities
International Equity-Related	PIMCO EqS Pathfinder™	Equity securities of issuers that PIMCO believes are undervalued	N/A	N/A	No limitation

Disclosure Related to All Funds

Effective immediately, the second sentence of the first paragraph on page 62 in the “Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

These programs, which apply to purchases of one or more funds that are series of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offer Class A shares (other than the Money Market Fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

Additionally, effective immediately, the third sentence of the fourth paragraph on page 71 in the “Minimum Account Size” section of the Prospectus is deleted in its entirety and replaced with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Additionally, effective immediately, the first sentence of the fifth paragraph on page 71 in the “Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

You may exchange your Class A, Class B, Class C or Class R shares of any Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable fund’s prospectus.

Additionally, effective immediately, the first sentence of the second bullet point in the “Fund Distributions” section on page 75 of the Prospectus is deleted in its entirety and replaced with the following:

Invest all distributions in shares of the same class of any other fund of the Trust, PIMCO Equity Series, Allianz Funds, or Allianz Multi-Strategy Funds which offers that class at NAV.

Additionally, effective immediately, the paragraph titled “High Yield Securities” in the “Characteristics and Risks of Securities and Investment Techniques” section on page 79 of the Prospectus is deleted in its entirety and replaced with the following:

High Yield Securities and Distressed Companies

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities or “junk bonds.” Issuers of these securities may be distressed and undergoing restructuring, bankruptcy or other proceedings in an attempt to avoid insolvency. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield and distressed company securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities and debt securities of distressed companies may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Fund may lose its entire investment.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 13, 2010 to the

PIMCO Tax Managed Real Return Fund Institutional Class, Class P, Administrative Class and

Class D Prospectus, dated October 28, 2009

Effective immediately, the third sentence of the last paragraph on page 22 in the “Minimum Account Size” section of the Prospectus is deleted in its entirety and replaced with the following:

An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

In addition, effective immediately, the second sentence of the first complete paragraph on page 23 in the “Exchange Privilege” section of the Prospectus is deleted in its entirety and replaced with the following:

An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust.

Additionally, effective immediately, the first sentence of the second bullet point in the “Fund Distributions” section on page 25 of the Prospectus is deleted in its entirety and replaced with the following:

Invest all distributions in Class D shares of any other fund of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust which offers Class D shares at NAV.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated April 13, 2010 to the

PIMCO Tax Managed Real Return Fund Class A and Class C Prospectus, dated October 28, 2009

Effective immediately, the first complete sentence on page 11 in the “Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

These programs, which apply to purchases of one or more funds that are series of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offer Class A shares (other than the Money Market Fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

In addition, effective immediately, the last sentence on page 17 in the “Minimum Account Size” section of the Prospectus is deleted in its entirety and replaced with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Additionally, effective immediately, the first sentence on page 18 in the “Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

You may exchange your Class A or Class C shares of any Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable fund’s prospectus.

Additionally, effective immediately, the first sentence of the second bullet point in the “Fund Distributions” section on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

Invest all distributions in shares of the same class of any other fund of the Trust, PIMCO Equity Series, Allianz Funds, or Allianz Multi-Strategy Funds which offers that class at NAV.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 13, 2010 to the

PIMCO Real Income 2019 and PIMCO Real Income 2029 Fund Institutional Class, Class P,

Administrative Class and Class D Prospectus, dated August 28, 2009

Effective immediately, the last sentence of the third paragraph on page 25 in the “Minimum Account Size – Class D Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

An investor’s account will not be liquidated if the reduction in size is due solely to a decline in market value of Fund shares or if the aggregate value of all the investor’s holdings in Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

In addition, effective immediately, the third sentence of the fourth paragraph on page 25 in the “Exchange Privilege” section of the Prospectus is deleted in its entirety and replaced with the following:

An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated April 13, 2010 to the

PIMCO Real Income 2019 and PIMCO Real Income 2029 Fund Class A and Class C Prospectus,

dated August 28, 2009

Effective immediately, the second sentence of the first complete paragraph on page 13 in the “Initial Sales Charges – Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

These programs, which apply to purchases of one or more funds that are series of the Trust, PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offer Class A shares (together, “Eligible Funds”), are summarized below and are described in greater detail in the Statement of Additional Information.

In addition, effective immediately, the last sentence of the second to last paragraph on page 19 in the “Minimum Account Size” section of the Prospectus is deleted in its entirety and replaced with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds accounts exceeds $50,000.

Additionally, effective immediately, the first sentence of the last paragraph on page 19 in the “Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

You may exchange your Class A or Class C shares of any Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series, Allianz Funds or Allianz Multi-Strategy Funds that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable fund’s prospectus.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated April 13, 2010 to the

PIMCO Low Duration Fund II and PIMCO Moderate Duration Fund Class P Prospectus, dated

December 11, 2009

Effective immediately, the second sentence of the first paragraph of the “Exchange Privilege” section on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

An investor may also exchange shares of a Fund for shares of the same class of a fund of PIMCO Equity Series, Allianz Funds or Allianz Funds Multi-Strategy Trust.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated April 13, 2010 to the

Statement of Additional Information,

dated October 1, 2009 (as revised as of February 26, 2010)

Disclosure Related to the All Asset Fund and All Asset All Authority Fund

Effective immediately, the first two sentences of the last paragraph on page 1 in the “Investment Objectives and Policies” section of the Statement of Additional Information are deleted in their entirety and replaced with the following:

The All Asset and All Asset All Authority Funds, which are separate Funds, invest substantially all of their assets in other Funds, except the RealRetirement® 2010, RealRetirement® 2020, RealRetirement® 2030, RealRetirement® 2040 and RealRetirement® 2050 Funds (collectively, the “RealRetirement® Funds”), Global-Multi-Asset Fund and each other, as well as in funds of PIMCO Equity Series, an affiliated open-end management investment company. The other funds in which the All Asset and All Asset All Authority Funds invest are referred to in this Statement of Additional Information as “Underlying PIMCO Funds.”

Disclosure Related to All Funds

Effective immediately, the first sentence of the fifth paragraph on page 98 in the “Purchases, Exchanges and Redemptions” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

As described in the Class A, B, C and R Prospectuses under the caption “Exchanging Shares,” and in the Institutional Class, Class M, Class P, Administrative Class and Class D Prospectuses under the caption “Exchange Privilege,” a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust, any series of PIMCO Equity Series, any series of Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), or any series of Allianz Funds Multi-Strategy Trust that is available for investment, each on the basis of their respective net asset values.

Additionally, effective immediately, the third sentence of the fifth paragraph on page 98 in the “Purchases, Exchanges and Redemptions” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

A shareholder may also exchange Class M shares of any Fund for Institutional Class shares of any other Fund of the Trust, any series of PIMCO Equity Series, any series of Allianz Funds, or any series of Allianz Funds Multi-Strategy Trust that is available for investment.

Additionally, effective immediately, the third sentence of the second complete paragraph on page 99 in the “Purchases, Exchanges and Redemptions” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Requests to exchange shares of the Government Money Market and Treasury Money Market Funds for shares of other Funds of the Trust, any series of PIMCO Equity Series, any series of Allianz Funds, or any series of Allianz Funds Multi- Strategy Trust received after 4:00 p.m., Eastern time, will be effected at the next day’s net asset value for those funds.

Additionally, effective immediately, the second complete sentence on page 104 in the “Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, in series of the Allianz Funds, Allianz Funds Multi-Strategy Trust, PIMCO Equity Series and PIMCO Funds exceeds $50,000.

Additionally, effective immediately, the last paragraph on page 110 in the “Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

(i) current or retired officers, trustees, directors or employees of any of the Trust, PIMCO Equity Series, Allianz Funds, or Allianz Funds Multi-Strategy Trust, Allianz, Allianz Global Fund Management, PIMCO or the Distributor, other affiliates of Allianz Global Fund Management and funds advised or subadvised by any such affiliates, in any case at the discretion of Allianz Global Fund Management, PIMCO or the Distributor; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons, or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if the Distributor anticipates that there will be minimal sales expenses associated with the sale;

Additionally, effective immediately, the second sentence of the second complete paragraph on page 111 in the “Additional Information about Purchases, Exchanges and Redemptions of Class A, Class B, Class C and Class R Shares” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

In many cases, neither the Trust, PIMCO Equity Series, Allianz Funds, Allianz Funds Multi-Strategy Trust, the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase.

Investors Should Retain This Supplement For Future Reference

PI1530 SUPP 041310